Interest income and expense (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended
	January 31, 2021				October 31, 2020				January 31, 2020
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$6,212		$2,126		$6,280		$2,356		$7,797		$3,777
Measured at FVOCI (1)	188		–		230		–		318		–
	6,400		2,126		6,510		2,356		8,115		3,777
Other	112	(2)	35	(3)	142	(2)	38	(3)	121	(2)	67	(3)
Total	$6,512		$2,161		$6,652		$2,394		$8,236		$3,844
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	Includes interest on lease liabilities for the three months ended January 31, 2021 of $27 (October 31, 2020 – $27; January 31, 2020 – $30).